Finance income (expense) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule For Finance Income And Expense [Line Items]
Interest income	$ 1,114,676	$ 47,447	$ 30,452
Accretion of royalty obligation	(355,287)	(747,540)	(2,271,436)
Accretion on holdback receivable	325,522	0	0
Bank charges and other interest	(23,979)	(31,698)	(20,224)
Change in fair value of warrant liability	0	0	1,161
Total Finance costs (income)	1,060,932	(837,461)	(2,478,914)
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Interest on MIOP loan	$ 0	$ (105,670)	$ (218,867)